Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Statement of Financial Position [Abstract]
Limited Partners, Units authorized	25,000	25,000
Limited Partners, Units issued	16,046	16,046
Limited Partners, Units outstanding	16,046	16,046